Employee benefits (Details 5) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Employee benefits [Line Items]
Amount accumulated as at January, 1	$ (98,938)	$ (86,774)
Recognized during the year	(30,629)	(17,377)	$ 14,888
Amount accumulated as at December, 31	(120,378)	(98,938)	(86,774)
Actuarial gains and (losses)
Disclosure of Employee benefits [Line Items]
Amount accumulated as at January, 1	(140,617)	(123,240)	(138,128)
Recognized during the year	(30,630)	(17,377)	14,888
Amount accumulated as at December, 31	$ (171,247)	$ (140,617)	$ (123,240)